Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Argentina: 0.2%
55,383	Arcos Dorados Holdings, Inc.	$424,787	0.1
35,390 (1),(2)	Cresud SACIF y A ADR	198,892	0.1
30,400 (1),(2)	IRSA Inversiones y Representaciones SA ADR	161,728	0.0
1,381 (1)	IRSA Propiedades Comerciales SA ADR	17,608	0.0
		803,015	0.2

	Bahrain: 0.1%
153,394	Ahli United Bank BSC	171,616	0.1

	Brazil: 9.0%
20,968	Ambev SA	87,395	0.0
24,406	Atacadao Distribuicao Comercio e Industria Ltd.	129,023	0.0
346,533 (2)	B2W Cia Digital	5,769,346	1.6
29,635	B3 SA - Brasil Bolsa Balcao	331,877	0.1
124,280	Banco Bradesco SA ADR	948,256	0.3
2,777	Banco Bradesco SA	20,283	0.0
1,875	Banco BTG Pactual SA	32,582	0.0
2,890	Banco do Brasil S.A.	32,594	0.0
76,890 (1)	Banco Santander Brasil S.A. ADR	745,833	0.2
34,983	BB Seguridade Participacoes SA	284,269	0.1
162,269 (2)	Biotoscana Investments SA	375,493	0.1
69,533	BR Malls Participacoes SA	299,882	0.1
11,229 (1)	Braskem SA ADR	165,066	0.1
161,122 (2)	BRF SA ADR	1,145,577	0.3
1,857	Centrais Eletricas Brasileiras SA	16,989	0.0
27,673	CCR SA	117,280	0.0
21,725	Cia de Saneamento Basico do Estado de Sao Paulo	309,951	0.1
1,772	Cia Paranaense de Energia	32,402	0.0
9,966	Cielo SA	16,499	0.0
16,856	Cogna Educacao	45,735	0.0
23,525	Cosan SA	438,629	0.1
7,215	CPFL Energia SA	64,660	0.0
2,683	CVC Brasil Operadora e Agencia de Viagens SA	22,660	0.0
64,584	EDP - Energias do Brasil S.A.	336,146	0.1
20,150	Embraer SA	85,115	0.0
3,239	Energisa SA	41,597	0.0
15,897	Engie Brasil Energia SA	193,172	0.1
54,909	Equatorial Energia SA	308,099	0.1
304,835	Fleury SA	2,205,153	0.6
35,957	Grendene SA	96,555	0.0
17,749	Hypera S.A.	147,418	0.0
574,700	International Meal Co. Alimentacao SA	1,162,122	0.3
311,381	IRB Brasil Resseguros S/A	3,218,074	0.9
218,347	Itau Unibanco Holding SA ADR	1,661,621	0.5
13,684	JBS SA	88,093	0.0
12,952	Klabin SA	62,815	0.0
15,432	Localiza Rent a Car SA	191,594	0.1
239 (2)	Lojas Americanas SA LAME10	1,302	0.0
9,609	Lojas Americanas SA LAME3	52,257	0.0
104 (2)	Lojas Americanas SA LAME9	564	0.0
28,151	Lojas Renner SA	378,822	0.1
2,893	M Dias Branco SA	27,865	0.0
545,000	Movida Participacoes SA	2,687,713	0.8
15,659	Multiplan Empreendimentos Imobiliarios SA	126,110	0.0
9,052	Natura & Co. Holding SA	99,681	0.0
16,820	Odontoprev SA	69,007	0.0
105,038	Petrobras Distribuidora SA	707,350	0.2
87,734	Petroleo Brasileiro SA ADR	1,237,927	0.4
4,300	Petroleo Brasileiro SA	30,473	0.0
4,001	Porto Seguro SA	62,118	0.0
8,406	Raia Drogasil SA	242,978	0.1
323,296 (2)	Rumo SA	1,749,872	0.5
11,178	Sao Martinho SA	64,965	0.0
12,365	Sul America SA	181,320	0.1
60,710	Telefonica Brasil SA ADR	842,655	0.2
280,637	Tim Participacoes SA	1,094,344	0.3
45,453	Transmissora Alianca de Energia Eletrica SA	329,016	0.1
74,861	Ultrapar Participacoes SA	441,726	0.1
57,044	Vale SA ADR	669,126	0.2
2,055	Vale SA	24,175	0.0
17,280	Weg S.A.	159,783	0.1
11,278	YDUQS Part	139,573	0.0
		32,650,577	9.0

	Chile: 0.6%
269,613	AES Gener SA	50,163	0.0
206,652	Aguas Andinas SA	77,465	0.0
338,464	Banco de Chile	33,326	0.0
263,890	Banco Santander Chile	13,054	0.0
17,251	Cencosud SA	21,340	0.0
10,300	Cia Cervecerias Unidas SA ADR	183,546	0.1
14,944	Cia Cervecerias Unidas SA	131,925	0.1
286,427	Colbun SA	41,695	0.0
3,924 (2)	Empresa Nacional de Telecomunicaciones SA	25,742	0.0
9,665	Empresas CMPC SA	22,161	0.0
3,913	Empresas COPEC SA	34,910	0.0
1,278,867	Enel Americas SA	252,002	0.1
1,131,604	Enel Chile SA	107,321	0.0
26,018	Engie Energia Chile SA	36,415	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile: (continued)
23,843 (1)	Latam Airlines Group SA ADR	$197,182	0.1
12,849	Latam Airlines Group SA	106,735	0.0
41,347	Parque Arauco SA	94,546	0.0
6,286	SACI Falabella	24,663	0.0
21,411	Sociedad Quimica y Minera de Chile SA ADR	601,649	0.2
		2,055,840	0.6

	China: 28.4%
15,000 (2),(3)	3SBio, Inc.	19,053	0.0
646 (2)	51job, Inc. ADR	46,609	0.0
529 (2)	58.com, Inc. ADR	29,423	0.0
28,000	Agile Group Holdings, Ltd.	36,846	0.0
30,000	Air China Ltd. - H Shares	24,620	0.0
78,643 (2)	Alibaba Group Holding Ltd. ADR	16,246,857	4.5
1,178,000 (3)	A-Living Services Co. Ltd.	3,899,907	1.1
8,500	Anhui Conch Cement Co., Ltd. - A Shares	57,640	0.0
39,000	Anhui Conch Cement Co., Ltd. - H Shares	248,925	0.1
72,000	Anhui Expressway Co. - H Shares	40,259	0.0
9,800	Anhui Gujing Distillery Co. Ltd.	95,880	0.0
232,000	Anta Sports Products Ltd.	2,019,835	0.6
730 (2)	Autohome, Inc. ADR	55,830	0.0
39,500 (3)	BAIC Motor Corp. Ltd. - H Shares	19,469	0.0
15,276 (2)	Baidu, Inc. ADR	1,887,503	0.5
96,000	Bank of China Ltd. - H Shares	37,135	0.0
59,000	Bank of Communications Co., Ltd. - H Shares	37,793	0.0
9,500 (2)	Baozun, Inc. ADR	286,045	0.1
9,847 (2)	BeiGene Ltd. ADR	1,500,289	0.4
30,000	Beijing Capital International Airport Co., Ltd. - H Shares	24,162	0.0
48,000	Beijing Enterprises Holdings Ltd.	209,875	0.1
100,000	Beijing Enterprises Water Group Ltd.	44,472	0.0
152,000	Bosideng International Holdings Ltd.	49,973	0.0
3,500	BYD Co., Ltd. - H Shares	18,220	0.0
30,000	BYD Electronic International Co. Ltd.	57,586	0.0
1,752,000 (3)	CGN Power Co. Ltd. - H Shares	429,942	0.1
33,000	China Aoyuan Group Ltd.	43,978	0.0
264 (2)	China Biologic Products Holdings, Inc.	30,598	0.0
38,000	China CITIC Bank Corp. Ltd. - H Shares	19,836	0.0
106,000	China Coal Energy Co. - H Shares	36,061	0.0
42,000	China Communications Construction Co., Ltd. - H Shares	29,681	0.0
82,000	China Communications Services Corp., Ltd. - H Shares	55,039	0.0
418,000	China Conch Venture Holdings Ltd.	1,858,684	0.5
123,000	China Construction Bank - H Shares	93,177	0.0
1,311,000	China Education Group Holdings Ltd.	1,604,445	0.5
56,000	China Everbright International Ltd.	39,719	0.0
38,800	China Gas Holdings Ltd.	153,276	0.1
44,500	China Hongqiao Group Ltd.	21,867	0.0
102,000	China Jinmao Holdings Group Ltd.	68,189	0.0
43,000	China Longyuan Power Group Corp. Ltd. - H Shares	25,424	0.0
21,000	China Medical System Holdings Ltd.	27,949	0.0
152,000	China Mengniu Dairy Co., Ltd.	557,465	0.2
5,000	China Merchants Bank Co., Ltd. - H Shares	24,108	0.0
67,363	China Merchants Port Holdings Co. Ltd.	103,622	0.0
30,000	China Minsheng Banking Corp. Ltd. - H Shares	20,944	0.0
259,000	China Mobile Ltd.	2,128,892	0.6
26,443	China Mobile Ltd-SPON ADR	1,085,221	0.3
116,000	China National Building Material Co., Ltd. - H Shares	110,890	0.1
16,000	China Oilfield Services Ltd. - H Shares	23,216	0.0
78,000	China Overseas Land & Investment Ltd.	250,726	0.1
19,000	China Pacific Insurance Group Co., Ltd. - H Shares	63,375	0.0
811,650	China Petroleum & Chemical Corp. - H Shares	427,432	0.1
368,000	China Power International Development Ltd. - H Shares	71,181	0.0
27,500	China Railway Construction Corp. Ltd. - H Shares	26,833	0.0
78,000	China Railway Group Ltd. - H Shares	42,780	0.0
22,000	China Resources Beer Holdings Co Ltd.	101,788	0.0
122,000	China Resources Cement Holdings Ltd. - H Shares	136,488	0.1
46,000	China Resources Gas Group Ltd.	242,446	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
52,000	China Resources Land Ltd.	$216,316	0.1
24,500 (3)	China Resources Pharmaceutical Group Ltd.	20,498	0.0
78,000	China Resources Power Holdings Co.	104,715	0.0
64,500	China Shenhua Energy Co., Ltd. - H Shares	113,348	0.1
34,000	China State Construction International Holdings Ltd.	27,024	0.0
152,000	China Telecom Corp., Ltd. - H Shares	59,141	0.0
126,000 (3)	China Tower Corp. Ltd. - H Shares	26,045	0.0
184,000	China Unicom Hong Kong Ltd.	153,496	0.1
29,600	China United Network Communications Ltd. - A Shares	23,547	0.0
8,600	China Vanke Co. Ltd. - H Shares	30,318	0.0
7,700	China Yangtze Power Co. Ltd. - A Shares	18,769	0.0
54,000	China Zhongwang Holdings Ltd. - H Shares	17,878	0.0
98,000	CIFI Holdings Group Co. Ltd.	67,293	0.0
57,000	CITIC Ltd.	64,455	0.0
4,774	CNOOC Ltd. ADR	720,874	0.2
136,000	CNOOC Ltd.	203,597	0.1
36,000	COSCO Shipping Energy Transportation Co. Ltd. - H Shares	15,654	0.0
118,000	COSCO Shipping Ports, Ltd.	83,461	0.0
49,000	Country Garden Holdings Co. Ltd.	61,966	0.0
27,000	Country Garden Services Holdings Co. Ltd. - H Shares	87,228	0.0
37,000	CRRC Corp. Ltd. - H Shares	24,396	0.0
86,700	CSG Holding Co. Ltd.	26,248	0.0
36,000	CSPC Pharmaceutical Group Ltd.	78,965	0.0
98,000 (3)	Dali Foods Group Co. Ltd.	69,274	0.0
44,500	Daqin Railway Co. Ltd. - A Shares	49,062	0.0
258,000	Datang International Power Generation Co., Ltd. - H Shares	44,936	0.0
27,800	ENN Energy Holdings Ltd.	323,172	0.1
21,000	Fosun International Ltd.	27,772	0.0
2,092,000	Fu Shou Yuan International Group Ltd.	1,755,393	0.5
13,600 (3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	38,917	0.0
34,700 (2)	GDS Holdings Ltd. ADR	1,794,337	0.5
51,000	Geely Automobile Holdings Ltd.	80,815	0.0
202,000	Great Wall Motor Co. Ltd. - H Shares	133,474	0.1
4,100	Gree Electric Appliances, Inc. of Zhuhai - A Shares	36,608	0.0
73,200	Guangdong Electric Power Development Co. Ltd.	22,588	0.0
156,000	Guangdong Investment Ltd.	316,629	0.1
78,000	Guangshen Railway Co. Ltd. - H Shares	21,574	0.0
80,000	Guangzhou Automobile Group Co. Ltd. - H Shares	80,180	0.0
16,000	Guangzhou Pharmaceutical Co., Ltd. - H Shares	51,249	0.0
62,000	Haier Electronics Group Co. Ltd.	186,231	0.1
33,000	Haitian International Holdings Ltd.	71,346	0.0
8,400	Henan Shuanghui Investment & Development Co. Ltd. - A Shares	34,450	0.0
14,500	Hengan International Group Co., Ltd.	105,620	0.0
50,000	Hopson Development Holdings Ltd.	45,690	0.0
112,000	Huadian Fuxin Energy Corp. Ltd. - H Shares	19,150	0.0
232,000	Huadian Power International Co. - H Shares	76,521	0.0
140,000	Huaneng Power International, Inc. - H Shares	66,071	0.0
106,000	Huaneng Renewables Corp. Ltd.	43,356	0.0
89,900 (2)	Huaxin Cement Co., Ltd. - Class B	154,769	0.1
9,500	Huayu Automotive Systems Co. Ltd. - A Shares	35,890	0.0
1,168	Huazhu Group Ltd. ADR	40,296	0.0
67,300 (2)	HUYA, Inc. ADR	1,203,324	0.3
110,000	Industrial & Commercial Bank of China - H Shares	73,015	0.0
7,200	Inner Mongolia Yili Industrial Group Co. Ltd. - A Shares - XSSC	30,969	0.0
68,300 (2)	Inner Mongolia Yitai Coal Co. - A Shares	53,473	0.0
81,148 (2)	JD.com, Inc. ADR	3,058,468	0.8
168,000	Jiangsu Expressway Co. Ltd. - H Shares	208,153	0.1
102,000	Jiangxi Copper Co., Ltd. - H Shares	120,273	0.1
140,000	Jiayuan International Group Ltd.	50,210	0.0
3,616 (2)	JOYY, Inc. ADR	218,876	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
23,500	Kingboard Holdings Ltd.	$61,839	0.0
81,000	Kingboard Laminates Holdings Ltd.	82,756	0.0
680,000	Kunlun Energy Co. Ltd.	526,710	0.2
200	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	29,403	0.0
30,265	Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	4,449,357	1.3
9,300	Lao Feng Xiang Co. Ltd.	30,253	0.0
44,000	Lee & Man Paper Manufacturing Ltd.	30,391	0.0
64,500	Li Ning Co. Ltd.	188,364	0.1
70,000	Logan Property Holdings Co. Ltd. - H Shares	105,812	0.0
69,000 (3)	Longfor Group Holdings Ltd.	291,191	0.1
26,500 (3)	Luye Pharma Group Ltd. - H Shares	17,000	0.0
34,000	Maanshan Iron & Steel Co. Ltd. - H Shares	12,026	0.0
107,000	Metallurgical Corp. of China Ltd. - H Shares	20,837	0.0
983	NetEase, Inc. ADR	315,307	0.1
5,800	New China Life Insurance Co. Ltd. - H Shares	21,635	0.0
12,391 (2)	New Oriental Education & Technology Group, Inc. ADR	1,506,126	0.4
33,000	Nine Dragons Paper Holdings Ltd.	31,185	0.0
204,000	Peoples Insurance Co. Group of China Ltd. - H Shares	72,991	0.0
10,002	PetroChina Co., Ltd. ADR	440,188	0.1
668,000	PetroChina Co., Ltd. - H Shares	294,549	0.1
110,000	PICC Property & Casualty Co., Ltd. - H Shares	117,640	0.1
553,000	Ping An Bank Co. Ltd. - A Shares	1,182,816	0.3
162,000 (2),(3)	Ping An Healthcare and Technology Co. Ltd.	1,377,526	0.4
807,500	Ping An Insurance Group Co. of China Ltd. - H Shares	9,131,097	2.5
93,000 (3)	Qingdao Port International Co. Ltd. - H Shares	60,590	0.0
29,000 (3)	Red Star Macalline Group Corp. Ltd. - H Shares	21,762	0.0
14,700	Sany Heavy Industry Co. Ltd. - A Shares	33,076	0.0
29,200	SDIC Power Holdings Co. Ltd. - A Shares	34,071	0.0
9,250 (3)	Shandong Gold Mining Co. Ltd. - H Shares	22,928	0.0
20,000	Shandong Weigao Group Medical Polymer Co., Ltd. - H Shares	23,849	0.0
20,300 (2)	Shanghai Baosight Software Co., Ltd. - Class B	42,844	0.0
74,900 (2)	Shanghai Chlor-Alkali Chemical Co., Ltd. - Class B	42,323	0.0
66,000	Shanghai Electric Group Co., Ltd. - H Shares	19,506	0.0
27,000	Shanghai Industrial Holdings Ltd.	47,557	0.0
2,300	Shanghai International Airport Co. Ltd. - A Shares	22,443	0.0
45,900 (2)	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - A Shares	43,078	0.0
38,600 (2)	Shanghai Mechanical & Electrical Industry Co., Ltd. - Class B	54,517	0.0
150,000	Shenzhen Expressway Co. Ltd. - H Shares	194,082	0.1
58,000	Shenzhen International Holdings Ltd.	115,858	0.1
148,000	Shenzhen Investment Ltd.	51,108	0.0
128,800	Shenzhou International Group Holdings Ltd.	1,702,713	0.5
17,000	Shimao Property Holdings Ltd.	54,859	0.0
68,000	Sichuan Expressway Co. Ltd. - H Shares	18,571	0.0
263,000	Sihuan Pharmaceutical Holdings Group Ltd.	29,655	0.0
52,771 (2)	Sina Corp.	2,044,348	0.6
82,000	Sino Biopharmaceutical Ltd.	108,287	0.0
32,000	Sinopec Engineering Group Co. Ltd. - H Shares	17,243	0.0
158,000	Sinotrans Ltd. - H Shares	48,349	0.0
53,480 (2)	Sohu.com Ltd. ADR	568,492	0.2
12,000	Sunac China Holdings Ltd.	57,877	0.0
2,000	Sunny Optical Technology Group Co. Ltd.	31,781	0.0
6,712 (2)	TAL Education Group ADR	334,929	0.1
263,900	Tencent Holdings Ltd.	12,585,445	3.5
75,829 (2)	Tencent Music Entertainment Group ADR	962,270	0.3
90,000	Times China Holdings Ltd.	157,008	0.1
564,000	Tingyi Cayman Islands Holding Corp.	951,495	0.3
74,300	Tongling Nonferrous Metals Group Co. Ltd. - A Shares	23,265	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
24,609 (2)	Trip.com Group Ltd. ADR	$790,687	0.2
336,000	Tsingtao Brewery Co., Ltd. - H Shares	1,858,454	0.5
855,600	Uni-President China Holdings Ltd.	870,851	0.3
14,074 (2)	Vipshop Holdings Ltd. ADR	179,162	0.0
3,100	Wanhua Chemical Group Co. Ltd. - A Shares	22,576	0.0
12,830 (1),(2)	Weibo Corp. ADR	546,815	0.2
23,900	Weichai Power Co. Ltd. - A Shares	45,229	0.0
229,612	Weichai Power Co. Ltd. - H Shares	401,989	0.1
20,200	Weifu High-Technology Group Co. Ltd.	33,529	0.0
262,100	Wuliangye Yibin Co. Ltd. - A Shares	4,583,630	1.3
1,900 (3)	WuXi AppTec Co. Ltd. - H Shares	23,014	0.0
116,500 (2),(3)	Wuxi Biologics Cayman, Inc. - H Shares	1,473,478	0.4
94,000	Xinhua Winshare Publishing and Media Co. Ltd. - H Shares	64,751	0.0
44,400	Yanlord Land Group Ltd.	37,133	0.0
17,500	Yantai Changyu Pioneer Wine Co. Ltd.	34,839	0.0
26,000	Yanzhou Coal Mining Co., Ltd. - H Shares	19,184	0.0
25,000	Yifeng Pharmacy Chain Co. Ltd. - A Shares	296,640	0.1
8,000	Yihai International Holding Ltd.	44,953	0.0
500,000	Yuexiu Property Co. Ltd. - H Shares	100,086	0.0
16,500	Zhaojin Mining Industry Co. Ltd. - H Shares	19,010	0.0
58,000	Zhejiang Expressway Co., Ltd. - H Shares	47,349	0.0
13,200	Zhejiang Hailiang Co. Ltd. - A Shares	18,433	0.0
16,500	Zhongsheng Group Holdings Ltd.	60,726	0.0
9,900	Zhuzhou CSR Times Electric Co., Ltd. - H Shares	33,336	0.0
152,000	Zijin Mining Group Co., Ltd. - H Shares	66,698	0.0
54,000	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares	39,647	0.0
9,943	ZTO Express Cayman, Inc. ADR	215,962	0.1
		102,728,180	28.4

	Colombia: 0.2%
3,339	Bancolombia SA	41,435	0.0
12,698	Cementos Argos SA	24,134	0.0
30,871 (2)	Corp Financiera Colombiana SA	293,365	0.1
36,561	Ecopetrol SA	33,995	0.0
11,695	Grupo Argos SA/Colombia	59,774	0.0
26,669	Interconexion Electrica SA ESP	146,602	0.1
		599,305	0.2

	Czech Republic: 0.0%
1,886	CEZ AS	41,300	0.0

	Egypt: 1.2%
2,392,043 (2)	Cleopatra Hospital	876,578	0.2
476,377	Commercial International Bank Egypt SAE	2,565,200	0.7
81,115	Eastern Co. SAE	77,059	0.0
140,655 (2)	Egypt Kuwait Holding Co SAE	178,632	0.1
26,863	ElSewedy Electric Co.	19,178	0.0
1,100,345	Juhayna Food Industries	665,082	0.2
48,179	Telecom Egypt Co.	37,628	0.0
		4,419,357	1.2

	Georgia: 0.4%
78,172	Bank of Georgia Group PLC	1,561,809	0.4

	Germany: 0.6%
29,100 (2),(3)	Delivery Hero SE	2,239,065	0.6

	Greece: 0.2%
7,227	Hellenic Petroleum S.A.	63,124	0.0
8,788	Hellenic Telecommunications Organization SA	131,246	0.0
6,703	Jumbo SA	136,562	0.1
6,396	Motor Oil Hellas Corinth Refineries SA	135,813	0.1
5,985	Mytilineos SA	61,326	0.0
6,189	OPAP S.A.	77,066	0.0
		605,137	0.2

	Hong Kong: 0.0%
34,230 (2)	Times Neighborhood Holdings Ltd.	21,243	0.0

	Hungary: 0.6%
88,674	Magyar Telekom Telecommunications PLC	132,197	0.0
63,198	MOL Hungarian Oil & Gas PLC	535,996	0.2
31,826	OTP Bank Nyrt	1,474,244	0.4
8,026	Richter Gedeon Nyrt	172,550	0.0
		2,314,987	0.6

	India: 9.5%
1,018	ABB India Ltd.	18,667	0.0
226 (2),(4),(5)	ABB Power Products & Systems	2,328	0.0
3,376	ACC Ltd.	71,060	0.0
12,981	Adani Ports & Special Economic Zone, Ltd.	67,035	0.0
1,157	Alkem Laboratories Ltd.	38,876	0.0
40,170	Ambuja Cements Ltd.	114,856	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: (continued)
5,794	Asian Paints Ltd.	$145,595	0.1
37,874	Aurobindo Pharma Ltd.	255,510	0.1
1,448 (2),(3)	Avenue Supermarts Ltd.	43,247	0.0
4,673	Axis Bank Ltd.	47,699	0.0
3,462	Bajaj Auto Ltd.	153,857	0.1
599	Bajaj Finance Ltd.	36,511	0.0
2,355	Bajaj Holdings and Investment Ltd.	113,847	0.0
194,924 (3)	Bandhan Bank Ltd.	1,226,703	0.4
10,540	Berger Paints India Ltd.	82,738	0.0
57,414	Bharat Electronics Ltd.	72,857	0.0
74,397	Bharat Petroleum Corp. Ltd.	477,213	0.1
7,097 (2)	Bharti Airtel Ltd.	49,376	0.0
33,764	Bharti Infratel Ltd.	117,487	0.1
785	Britannia Industries Ltd.	35,123	0.0
22,710	Castrol India Ltd.	42,891	0.0
408,500	Cholamandalam Investment and Finance Co. Ltd.	1,875,124	0.5
3,035	Cipla Ltd.	18,956	0.0
47,632	Coal India Ltd.	120,887	0.0
3,855	Colgate-Palmolive India Ltd.	71,665	0.0
3,179	Cummins India Ltd.	25,597	0.0
11,323	Dabur India Ltd.	78,541	0.0
2,486	Divis Laboratories Ltd.	67,865	0.0
2,819	Dr Reddys Laboratories Ltd.	123,365	0.0
92	Eicher Motors Ltd.	26,071	0.0
28,133	Federal Bank Ltd.	35,911	0.0
31,521	GAIL India Ltd.	53,147	0.0
205	Gillette India Ltd.	17,946	0.0
482	GlaxoSmithKline Consumer Healthcare Ltd.	59,570	0.0
22,221	Glenmark Pharmaceuticals Ltd.	96,598	0.0
3,885	Godrej Consumer Products Ltd.	36,588	0.0
2,612	Grasim Industries Ltd.	28,471	0.0
8,305	Havells India Ltd.	70,083	0.0
32,151	HCL Technologies Ltd.	266,515	0.1
1,366 (3)	HDFC Asset Management Co. Ltd.	60,551	0.0
108,500	HDFC Bank Ltd.	1,858,516	0.5
77,800	HDFC Bank Ltd. ADR	4,456,384	1.3
3,834	Hero Motocorp Ltd.	133,921	0.1
23,043	Hindalco Industries Ltd.	60,793	0.0
59,655	Hindustan Petroleum Corp. Ltd.	194,517	0.1
4,689	Hindustan Unilever Ltd.	133,389	0.1
2,792	Housing Development Finance Corp.	94,359	0.0
3,254 (3)	ICICI Lombard General Insurance Co. Ltd.	60,121	0.0
3,252 (3)	ICICI Prudential Life Insurance Co. Ltd.	23,237	0.0
77,793	Indian Oil Corp. Ltd.	123,566	0.1
3,819	Info Edge India Ltd.	152,404	0.1
51,145	Infosys Ltd.	558,527	0.2
3,252 (3)	InterGlobe Aviation Ltd.	62,812	0.0
15,900	ITC Ltd.	52,341	0.0
22,859	JSW Energy Ltd.	20,129	0.0
10,743	JSW Steel Ltd.	37,449	0.0
5,743	Kansai Nerolac Paints Ltd.	40,215	0.0
2,424	Larsen & Toubro Ltd.	46,432	0.0
1,182 (3)	Larsen & Toubro Infotech Ltd.	32,139	0.0
1,485,206 (2),(3)	Lemon Tree Hotels Ltd.	1,144,748	0.3
55,083	Lupin Ltd.	552,876	0.2
23,675	Marico Ltd.	104,573	0.0
771	Maruti Suzuki India Ltd.	74,456	0.0
3,973	Mphasis Ltd.	51,676	0.0
3,435 (2)	Muthoot Finance Ltd.	36,620	0.0
620	Nestle India Ltd.	133,272	0.1
140,689	NHPC Ltd.	48,304	0.0
85,148	NMDC Ltd.	139,098	0.1
36,401	NTPC Ltd.	57,567	0.0
105,041	Oberoi Realty Ltd.	802,291	0.2
70,943	Oil & Natural Gas Corp., Ltd.	107,947	0.0
20,601	Oil India Ltd.	37,298	0.0
760 (2)	Oracle Financial Services Software Ltd.	31,271	0.0
46,871	Petronet LNG Ltd.	174,812	0.1
118,465	Phoenix Mills Ltd.	1,457,163	0.4
4,412	Pidilite Industries Ltd.	93,489	0.0
26,943 (2)	Power Finance Corp. Ltd.	43,918	0.0
18,355	Power Grid Corp. of India Ltd.	48,063	0.0
15,100	REC Ltd.	30,337	0.0
561,967	Reliance Industries Ltd.	11,084,484	3.1
7,200 (3)	Reliance Industries Ltd. GDR	281,520	0.1
3,112 (3)	SBI Life Insurance Co. Ltd.	43,213	0.0
289	Shree Cement Ltd.	93,094	0.0
4,442	Siemens, Ltd.	93,232	0.0
42,370	Tata Chemicals Ltd.	445,489	0.1
3,347	Tata Consultancy Services Ltd.	97,517	0.0
32,739	Tata Power Co. Ltd.	26,567	0.0
19,052	Tech Mahindra Ltd.	212,687	0.1
96,986	Titan Co., Ltd.	1,606,511	0.5
796	Torrent Pharmaceuticals Ltd.	21,494	0.0
7,933	Torrent Power Ltd.	34,441	0.0
1,313	Ultratech Cement Ltd.	81,128	0.0
1,965	United Breweries Ltd.	34,807	0.0
4,443 (2)	United Spirits Ltd.	38,485	0.0
20,109	Vedanta Ltd.	38,513	0.0
1,209	Whirlpool of India Ltd.	41,809	0.0
45,115	Wipro Ltd.	150,059	0.1
59,465	Zee Entertainment Enterprises Ltd.	224,293	0.1
		34,307,300	9.5

	Indonesia: 1.8%
1,652,700	Astra International Tbk PT	762,948	0.2
42,700	Bank Central Asia Tbk PT	100,901	0.0
164,300	Bank Mandiri Persero TBK PT	89,839	0.0
4,868,800	Bank Rakyat Indonesia	1,582,871	0.5

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Indonesia: (continued)
7,700,000 (2)	Bank Tabungan Pensiunan Nasional Syariah Tbk PT	$2,479,909	0.7
94,900	Charoen Pokphand Indonesia Tbk PT	45,997	0.0
19,500	Gudang Garam Tbk PT	79,452	0.0
57,100	Indocement Tunggal Prakarsa Tbk PT	68,427	0.0
133,800	Indofood CBP Sukses Makmur TBK PT	111,030	0.1
217,500	Indofood Sukses Makmur Tbk PT	124,625	0.1
133,800	Jasa Marga Persero Tbk PT	44,858	0.0
1,053,600	Kalbe Farma Tbk PT	109,906	0.0
442,200	Media Nusantara Citra Tbk PT	51,198	0.0
604,000	Perusahaan Gas Negara Tbk PT	74,859	0.0
180,400	Semen Indonesia Persero Tbk PT	157,160	0.1
1,292,800	Telekomunikasi Indonesia Persero Tbk PT	358,593	0.1
67,900	Unilever Indonesia Tbk PT	39,439	0.0
34,900	United Tractors Tbk PT	48,769	0.0
		6,330,781	1.8

	Kenya: 0.4%
4,475,000	Safaricom PLC	1,358,562	0.4

	Kuwait: 0.6%
41,141	Agility Public Warehousing Co. KSC	114,743	0.1
10,710	Boubyan Bank KSCP	22,801	0.0
9,584	Boubyan Petrochemicals Co. KSCP	21,313	0.0
30,882	Burgan Bank SAK	30,994	0.0
54,273	Gulf Bank KSCP	55,720	0.0
116,165	Humansoft Holding Co. KSC	1,191,848	0.3
24,499	Kuwait Finance House KSCP	67,419	0.0
178,442	Mobile Telecommunications Co. KSC	338,067	0.1
51,964	National Bank of Kuwait SAKP	179,540	0.1
		2,022,445	0.6

	Macau: 0.4%
220,200	Galaxy Entertainment Group Ltd.	1,441,117	0.4

	Malaysia: 1.1%
225,700	AirAsia Group Bhd	78,402	0.0
105,500	Astro Malaysia Holdings Bhd	30,753	0.0
33,800	Axiata Group Bhd	35,302	0.0
31,100	CIMB Group Holdings Bhd	37,295	0.0
82,100	Dialog Group BHD	65,247	0.0
196,700	Digi.Com BHD	201,943	0.1
4,800	Fraser & Neave Holdings Bhd	38,489	0.0
127,800	Gamuda BHD	119,808	0.1
59,600	Genting Bhd	79,734	0.0
11,100	HAP Seng Consolidated Bhd	26,355	0.0
22,300	Hartalega Holdings Bhd	32,215	0.0
26,200	IHH Healthcare Bhd	36,285	0.0
142,100	IJM Corp. Bhd	72,997	0.0
53,400	IOI Corp. Bhd	58,849	0.0
7,100	Kuala Lumpur Kepong Bhd	39,370	0.0
11,800	Malayan Banking BHD	24,216	0.0
911,100	Malaysia Airports Holdings Bhd	1,492,010	0.4
74,100	Maxis Bhd	95,506	0.0
79,600	MISC Bhd	148,704	0.1
2,400	Nestle Malaysia Bhd	84,358	0.0
78,200	Petronas Chemicals Group Bhd	117,643	0.0
16,800	Petronas Dagangan BHD	90,846	0.0
31,600	Petronas Gas BHD	123,377	0.1
39,800	PPB Group Bhd	180,322	0.1
32,700	Press Metal Aluminium Holdings Bhd	38,757	0.0
10,100	Public Bank BHD	45,674	0.0
19,300	QL Resources Bhd	39,054	0.0
20,900	RHB Bank Bhd	29,019	0.0
253,600	Sime Darby Bhd	134,361	0.1
18,100	Sime Darby Plantation Bhd	22,309	0.0
86,000	Telekom Malaysia BHD	80,762	0.0
70,000	Tenaga Nasional BHD	211,907	0.1
532,987 (2)	UEM Sunrise Bhd	77,497	0.0
52,000	Westports Holdings Bhd	49,909	0.0
213,500	YTL Corp. Bhd	46,495	0.0
		4,085,770	1.1

	Mexico: 4.2%
55,889	Alfa SA de CV	42,030	0.0
19,475	Alpek SA de CV	18,274	0.0
35,452	America Movil SAB de CV ADR	591,339	0.2
321,935	America Movil SAB de CV	266,299	0.1
9,471	Arca Continental SAB de CV	53,632	0.0
13,089 (3)	Banco del Bajio SA	21,619	0.0
196,030	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,393,773	0.4
49,365	Cemex SA de CV	19,829	0.0
83,937	Cemex SAB de CV ADR	339,105	0.1
37,322	Coca-Cola Femsa SA de CV ADR	2,274,776	0.6
38,167	Coca-Cola Femsa SAB de CV	233,197	0.1
18,186	Concentradora Fibra Danhos SA de CV	28,007	0.0
6,006	El Puerto de Liverpool SAB de CV	31,913	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico: (continued)
413,834	Fibra Uno Administracion SA de CV	$680,032	0.2
3,834	Fomento Economico Mexicano SAB de CV ADR	345,712	0.1
31,864	Fomento Economico Mexicano SAB de CV	287,300	0.1
5,928	Gruma SAB de CV	63,006	0.0
14,723	Grupo Aeroportuario del C	112,046	0.0
11,844	Grupo Aeroportuario del Pacifico SA de CV	146,656	0.0
3,727	Grupo Aeroportuario del Sureste SA de CV	71,676	0.0
57,274	Grupo Bimbo SAB de CV	102,754	0.0
15,003	Grupo Carso SAB de CV	54,095	0.0
641	Grupo Elektra SAB DE CV	46,831	0.0
103,157	Grupo Financiero Banorte	635,740	0.2
26,889	Grupo Financiero Inbursa SA	30,610	0.0
122,978	Grupo Lala SAB de CV	110,381	0.0
37,637	Grupo Mexico SA de CV Series B	100,051	0.0
144,369	Grupo Televisa SAB ADR	1,605,383	0.5
16,535	Industrias Bachoco SAB de CV	66,348	0.0
7,821	Infraestructura Energetica Nova SAB de CV	36,755	0.0
50,241	Kimberly-Clark de Mexico SA de CV	103,936	0.0
13,474	Megacable Holdings SAB de CV	50,500	0.0
15,078	Orbia Advance Corp. SAB de CV	35,629	0.0
9,411	Promotora y Operadora de Infraestructura SAB de CV	101,778	0.0
538,400	Qualitas Controladora SAB de CV	2,427,366	0.7
354,000	Regional SAB de CV	2,016,032	0.6
405,200	Unifin Financiera SAPI de CV SOFOM ENR	617,595	0.2
51,531	Wal-Mart de Mexico SAB de CV	150,785	0.1
		15,312,790	4.2

	Netherlands: 1.0%
48,492 (2)	Prosus NV	3,497,917	1.0

	Pakistan: 0.0%
108,194	Fauji Fertilizer Co. Ltd.	73,576	0.0
42,337	Oil & Gas Development Co. Ltd.	37,700	0.0
		111,276	0.0

	Peru: 0.4%
81,523	Cia de Minas Buenaventura SAA ADR	1,054,092	0.3
1,625	Credicorp Ltd.	335,693	0.1
		1,389,785	0.4

	Philippines: 2.2%
92,400	Aboitiz Power Corp.	58,807	0.0
343,500	Alliance Global Group, Inc.	72,863	0.0
4,430	Ayala Corp.	63,085	0.0
3,530,000	Ayala Land, Inc.	2,873,414	0.8
17,090	Bank of the Philippine Islands	27,738	0.0
16,450	BDO Unibank, Inc.	47,773	0.0
10,418,000	Bloomberry Resorts Corp.	1,844,619	0.5
218,900	DMCI Holdings, Inc.	26,270	0.0
1,150	Globe Telecom, Inc.	42,760	0.0
5,260	GT Capital Holdings, Inc.	69,851	0.0
867,500	International Container Terminal Services, Inc.	2,211,630	0.6
66,330	JG Summit Holdings, Inc.	90,998	0.1
10,750	Jollibee Foods Corp.	40,336	0.0
17,540	Manila Electric Co.	88,338	0.1
889,200	Megaworld Corp.	70,650	0.0
940,200	Metro Pacific Investments Corp.	59,375	0.0
16,796	Metropolitan Bank & Trust Co.	18,950	0.0
3,085	PLDT, Inc.	60,017	0.0
12,590	San Miguel Corp.	34,627	0.0
81,000	Semirara Mining & Power Corp.	35,058	0.0
5,480	SM Investments Corp.	104,224	0.1
91,700	SM Prime Holdings, Inc.	69,915	0.0
21,200	Universal Robina Corp.	60,476	0.0
		8,071,774	2.2

	Poland: 0.1%
12,350	KRUK SA	521,151	0.1

	Qatar: 0.5%
151,027	Barwa Real Estate Co.	146,286	0.1
27,065	Commercial Bank PQSC	35,469	0.0
34,696	Doha Bank QPSC	26,110	0.0
36,774	Industries Qatar QSC	100,596	0.0
53,406	Masraf Al Rayan	60,283	0.0
288,424	Mesaieed Petrochemical Holding Co.	173,482	0.1
47,790	Ooredoo QPSC	90,990	0.1
124,938	Qatar Aluminum Manufacturing Co.	26,614	0.0
18,338	Qatar Electricity & Water Co. QSC	80,767	0.0
94,673	Qatar Fuel QSC	572,562	0.2
73,467	Qatar Gas Transport Co. Ltd.	47,877	0.0
24,759	Qatar International Islamic Bank QSC	63,649	0.0
17,740	Qatar Islamic Bank SAQ	81,367	0.0
13,497	Qatar National Bank QPSC	75,479	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Qatar: (continued)
80,958	United Development Co. QSC	$33,797	0.0
		1,615,328	0.5

	Romania: 0.0%
5,011	NEPI Rockcastle PLC	40,961	0.0

	Russia: 5.3%
69,123	Aeroflot PJSC	115,873	0.0
89,996	Alrosa AO	112,887	0.0
22,814,677	Federal Grid Co. Unified Energy System JSC	78,098	0.0
340,239	Gazprom PJSC ADR	2,378,271	0.7
94,966	Gazprom PJSC	335,622	0.1
3,966,658	Inter RAO UES PJSC	357,851	0.1
22,177	Lukoil PJSC ADR	2,264,937	0.6
4,813	Lukoil PJSC	492,031	0.2
3,176	Magnit OJSC	184,828	0.1
77,979 (2)	Magnitogorsk Iron & Steel Works	54,627	0.0
15,684	Magnitogorsk Iron & Steel Works PJSC	10,987	0.0
10,471 (2)	Mail.ru Group Ltd. GDR	246,487	0.1
122	MMC Norilsk Nickel OJSC	39,552	0.0
10,279	MMC Norilsk Nickel PJSC ADR	331,601	0.1
18,636	Mobile Telesystems OJSC	95,048	0.0
26,645	Mobile TeleSystems PJSC ADR	271,513	0.1
1,587,369	Mosenergo PJSC	57,266	0.0
6,195	Novatek PJSC	111,776	0.0
53,974	Novolipetsk Steel PJSC	116,351	0.1
1,154,174	OGK-4 OJSC	53,025	0.0
1,342	PhosAgro PJSC	51,822	0.0
346,013	Rosneft Oil Co. PJSC GDR	2,589,318	0.7
7,684	Rosneft Oil Co. PJSC	57,633	0.0
2,542,573	ROSSETI PJSC	63,552	0.0
124,909 (2)	Rostelecom PJSC	171,520	0.1
9,643,839	RusHydro JSC	103,799	0.0
2,119 (2)	RussNeft PJSC	17,598	0.0
1,130	Sberbank of Russia PJSC	4,453	0.0
257,537	Sberbank PAO ADR	4,105,655	1.1
13,006	Severstal PJSC	185,066	0.1
406,472	Surgutneftegas PJSC	291,919	0.1
5,817	Tatneft PJSC ADR	418,126	0.1
9,804	Tatneft PJSC	116,272	0.0
72,974 (2)	Yandex NV	3,269,965	0.9
		19,155,329	5.3

	Saudi Arabia: 0.8%
2,771	Abdullah Al Othaim Markets Co.	65,804	0.0
8,296	Advanced Petrochemical Co.	106,132	0.0
6,969	Al Rajhi Bank	123,012	0.0
8,182	Alinma Bank	56,480	0.0
1,884	Almarai Co. JSC	23,851	0.0
6,856	Bank AlBilad	49,794	0.0
6,021	Bank Al-Jazira	24,067	0.0
4,812	Bupa Arabia for Cooperative Insurance Co.	131,716	0.1
10,071 (2)	Etihad Etisalat Co.	70,728	0.0
4,708	Jarir Marketing Co.	201,707	0.1
11,300	Leejam Sports Co. JSC	238,228	0.1
18,506 (2)	Mobile Telecommunications Co. Saudi Arabia	63,824	0.0
2,454	Mouwasat Medical Services Co.	52,651	0.0
6,060	National Commercial Bank	75,638	0.0
6,370 (2)	National Industrialization Co.	21,682	0.0
4,525	National Petrochemical Co.	30,512	0.0
3,302	Qassim Cement Co/The	67,765	0.0
4,512 (2)	Rabigh Refining & Petrochemical Co.	23,978	0.0
13,493	Riyad Bank	84,727	0.1
6,384	Sahara International Petrochemical Co.	29,311	0.0
9,409	Samba Financial Group	75,694	0.0
2,875	Saudi Airlines Catering Co.	78,671	0.0
9,470	Saudi Arabian Fertilizer Co.	188,921	0.1
2,324 (2)	Saudi Arabian Mining Co.	26,572	0.0
2,829	Saudi Basic Industries Corp.	65,975	0.0
4,255	Saudi Cement Co.	76,436	0.1
22,725	Saudi Electricity Co.	120,166	0.1
4,642	Saudi Ground Services Co.	45,536	0.0
11,451	Saudi Industrial Investment Group	71,836	0.0
8,228	Saudi Telecom Co.	199,412	0.1
4,706 (2)	Seera Group Holding	29,275	0.0
2,961	Southern Province Cement Co.	54,927	0.0
4,483	Yanbu Cement Co.	48,689	0.0
4,862	Yanbu National Petrochemical Co.	67,967	0.0
		2,691,684	0.8

	Singapore: 0.0%
233,400	Yangzijiang Shipbuilding Holdings Ltd.	160,213	0.0

	South Africa: 2.6%
9,903	Absa Group Ltd.	90,119	0.0
672,000	Advtech Ltd.	479,089	0.2
4,829	African Rainbow Minerals Ltd.	54,088	0.0
897	Anglo American Platinum Ltd.	71,689	0.0
2,420	AngloGold Ashanti Ltd.	49,371	0.0
12,739	AVI Ltd.	65,696	0.0
8,989	Barloworld Ltd.	55,548	0.0
11,705	Bid Corp. Ltd.	259,119	0.1
6,430	Bidvest Group Ltd.	88,684	0.0
1,664	Capitec Bank Holdings Ltd.	149,248	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Africa: (continued)
11,848	Clicks Group Ltd.	$191,159	0.1
3,366	Discovery Ltd.	26,235	0.0
3,103	Distell Group Holdings Ltd.	26,877	0.0
8,960	Exxaro Resources Ltd.	72,696	0.0
7,889	FirstRand Ltd.	30,234	0.0
69,514	Fortress REIT Ltd. - Class A	85,454	0.0
8,872	Foschini Group Ltd./The	81,458	0.0
170,097	Growthpoint Properties Ltd.	239,021	0.1
5,732	Hyprop Investments Ltd.	20,574	0.0
69,440	KAP Industrial Holdings Ltd.	17,073	0.0
44,609	Life Healthcare Group Holdings Ltd.	74,425	0.0
12,652	Motus Holdings Ltd.	67,735	0.0
5,574	Mr Price Group Ltd.	62,803	0.0
69,069	MTN Group Ltd.	369,753	0.1
12,185	Naspers Ltd.	1,976,365	0.6
3,730	Nedbank Group Ltd.	48,418	0.0
25,941	Netcare Ltd.	34,655	0.0
49,045	Old Mutual Ltd.	56,533	0.0
45,185	Pick n Pay Stores Ltd.	195,540	0.1
7,145	Pioneer Foods Group Ltd.	51,843	0.0
29,922	Rand Merchant Investment Holdings Ltd.	54,068	0.0
496,334	Redefine Properties Ltd.	237,775	0.1
16,743	Remgro Ltd.	202,305	0.1
52,424	Resilient REIT Ltd.	227,021	0.1
13,443	Reunert Ltd.	54,987	0.0
26,777	RMB Holdings Ltd.	131,088	0.1
8,957	Sanlam Ltd.	43,859	0.0
2,921	Santam Ltd.	54,995	0.0
9,809	Shoprite Holdings Ltd.	76,133	0.0
19,214	Spar Group Ltd.	245,441	0.1
7,037	Standard Bank Group Ltd.	73,401	0.0
46,463	Telkom SA Ltd.	99,088	0.0
6,127	Tiger Brands Ltd.	80,422	0.0
1,417,110	Transaction Capital Ltd.	2,288,635	0.6
7,971	Truworths International Ltd.	23,421	0.0
20,338	Tsogo Sun Gaming Ltd.	14,798	0.0
16,769	Vodacom Group Pty Ltd.	130,349	0.0
81,157	Vukile Property Fund Ltd.	96,793	0.0
51,433	Woolworths Holdings Ltd./South Africa	150,738	0.1
		9,376,819	2.6

	South Korea: 9.6%
348	BGF retail Co. Ltd.	47,898	0.0
8,083	Cheil Worldwide, Inc.	143,437	0.0
113	CJ CheilJedang Corp.	22,301	0.0
214 (2)	CJ Logistics Corp.	26,001	0.0
3,627	Daelim Industrial Co., Ltd.	243,710	0.1
531	DB Insurance Co. Ltd.	18,795	0.0
1,547	Doosan Bobcat, Inc.	39,778	0.0
18,300	Douzone Bizon Co. Ltd.	1,371,508	0.4
299	E-Mart, Inc.	27,562	0.0
1,818	Fila Holdings Corp.	66,559	0.0
1,237	GS Engineering & Construction Corp.	28,705	0.0
4,102	GS Holdings Corp.	156,353	0.1
1,856	GS Retail Co. Ltd.	61,486	0.0
1,407	Hana Financial Group, Inc.	38,883	0.0
1,124	Hankook Tire & Technology Co. Ltd.	26,822	0.0
1,104	Hanwha Corp.	19,836	0.0
2,595 (2)	Hanwha Solutions Corp.	36,003	0.0
1,070	Hite Jinro Co. Ltd.	26,741	0.0
727	Hyundai Department Store Co. Ltd.	47,189	0.0
1,444	Hyundai Glovis Co., Ltd.	177,120	0.1
517	Hyundai Heavy Industries Holdings Co., Ltd.	117,657	0.0
1,255	Hyundai Mobis Co. Ltd.	239,986	0.1
1,105	Hyundai Motor Co.	114,712	0.0
1,448	Hyundai Steel Co.	33,965	0.0
2,843 (2)	Industrial Bank Of Korea	25,469	0.0
256 (2)	Kakao Corp.	33,746	0.0
3,274	Kangwon Land, Inc.	75,369	0.0
1,708 (2)	KB Financial Group, Inc.	62,829	0.0
1,443	KEPCO Plant Service & Engineering Co. Ltd.	45,210	0.0
22,437	Kia Motors Corp.	763,146	0.2
5,620	Koh Young Technology, Inc.	428,655	0.1
5,452 (2)	Korea Electric Power Corp.	115,337	0.0
598	Korea Zinc Co., Ltd.	189,705	0.1
2,185	Korean Air Lines Co. Ltd.	42,837	0.0
2,609 (2)	KT&G Corp.	207,321	0.1
790	Kumho Petrochemical Co. Ltd.	42,772	0.0
308	LG Chem Ltd.	85,883	0.0
2,700	LG Corp.	159,256	0.1
2,199 (2)	LG Display Co., Ltd.	27,855	0.0
10,343	LG Electronics, Inc.	563,992	0.2
64	LG Household & Health Care Ltd.	66,939	0.0
60,867	LG Uplus Corp.	673,705	0.2
395	Lotte Chemical Corp.	61,957	0.0
1,140	Lotte Chilsung Beverage Co., Ltd.	117,745	0.0
1,902	Lotte Confectionery Co. Ltd.	218,387	0.1
8,743	Lotte Corp.	256,546	0.1
1,871	LOTTE Fine Chemical Co. Ltd.	60,547	0.0
1,343	Mando Corp.	37,335	0.0
1,041	NAVER Corp.	155,243	0.1
302	NCSoft Corp.	159,984	0.1
205	Nong Shim Co., Ltd.	39,433	0.0
288	Orion Corp./Republic of Korea	24,599	0.0
1,109	POSCO	200,916	0.1
2,171	Posco International Corp.	30,406	0.0
911	S-1 Corp.	69,633	0.0
1,207	Samsung C&T Corp.	108,619	0.0
704	Samsung Electro-Mechanics Co. Ltd.	72,179	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: (continued)
175,666	Samsung Electronics Co., Ltd.	$8,139,137	2.3
969	Samsung Electronics Co., Ltd. GDR	1,128,852	0.3
440	Samsung Fire & Marine Insurance Co. Ltd.	77,469	0.0
7,483	Samsung Life Insurance Co. Ltd.	433,009	0.1
12,712	Samsung SDI Co., Ltd.	2,893,738	0.8
274	Samsung SDS Co. Ltd.	44,163	0.0
8,588 (2)	Shinhan Financial Group Co., Ltd.	280,255	0.1
335	SK Holdings Co. Ltd.	65,489	0.0
92,062	SK Hynix, Inc.	7,004,666	2.0
2,109	SK Innovation Co. Ltd.	226,985	0.1
172,062	SK Telecom Co., Ltd. ADR	3,649,435	1.0
11,155	SK Telecom Co., Ltd.	2,136,907	0.6
860	SKC Co., Ltd.	37,099	0.0
327	S-Oil Corp.	20,587	0.0
1,649	Woongjin Coway Co. Ltd.	121,477	0.0
2,608	Woori Financial Group, Inc.	22,017	0.0
107	Yuhan Corp.	19,411	0.0
		34,657,258	9.6

	Spain: 0.6%
94,698	CIE Automotive SA	2,078,060	0.6

	Switzerland: 0.2%
15,440 (2),(3)	Wizz Air Holdings PLC	851,084	0.2

	Taiwan: 8.0%
25,000	Advantech Co. Ltd.	238,455	0.1
71,000	ASE Industrial Holding Co. Ltd.	171,324	0.1
115,000	Asia Cement Corp.	171,054	0.1
25,000	Asustek Computer, Inc.	184,121	0.1
133,000	AU Optronics Corp.	44,121	0.0
10,000	Catcher Technology Co., Ltd.	79,191	0.0
46,470	Chailease Holding Co. Ltd.	192,703	0.1
42,000	Chang Hwa Commercial Bank Ltd.	29,750	0.0
27,000	Cheng Shin Rubber Industry Co. Ltd.	34,963	0.0
156,000	Chicony Electronics Co. Ltd.	439,251	0.1
338,000	China Airlines Ltd.	89,369	0.0
151,000	China Development Financial Holding Corp.	46,197	0.0
35,000 (2)	China Life Insurance Co., Ltd.	28,420	0.0
34,000	China Motor Corp.	41,954	0.0
511,000	China Steel Corp.	389,371	0.1
379,500	Chroma ATE, Inc.	1,850,781	0.5
63,000	Chunghwa Telecom Co., Ltd.	225,075	0.1
140,000	Compal Electronics, Inc.	84,303	0.0
188,000	CTBC Financial Holding Co. Ltd.	136,354	0.0
111,000	Delta Electronics, Inc.	518,624	0.2
72,539	E.Sun Financial Holding Co., Ltd.	67,012	0.0
5,000	Eclat Textile Co. Ltd.	63,770	0.0
61,000	Eternal Chemical Co. Ltd.	54,254	0.0
268,339	Eva Airways Corp.	107,889	0.0
93,477 (2)	Evergreen Marine Corp. Taiwan Ltd.	35,951	0.0
56,000	Far Eastern International Bank	21,966	0.0
64,000	Far Eastern New Century Corp.	59,331	0.0
66,000	Far EasTone Telecommunications Co., Ltd.	149,497	0.1
19,000	Feng TAY Enterprise Co., Ltd.	113,722	0.0
79,000	First Financial Holding Co., Ltd.	61,480	0.0
49,000	Formosa Chemicals & Fibre Co.	136,776	0.0
9,000	Formosa Petrochemical Corp.	26,614	0.0
78,000	Formosa Plastics Corp.	239,515	0.1
64,000	Formosa Taffeta Co. Ltd.	71,202	0.0
130,000	Foxconn Technology Co., Ltd.	258,009	0.1
31,000	Fubon Financial Holding Co., Ltd.	45,972	0.0
10,000	Giant Manufacturing Co., Ltd.	58,886	0.0
5,000	Globalwafers Co. Ltd.	64,496	0.0
1,056,409	HON HAI Precision Industry Co., Ltd.	2,872,382	0.8
7,000	Hotai Motor Co. Ltd.	142,782	0.0
20,000	HTC Corp.	22,405	0.0
88,000	Hua Nan Financial Holdings Co. Ltd.	62,716	0.0
198,000	Innolux Corp.	56,923	0.0
148,000	Inventec Co., Ltd.	111,418	0.0
1,000	Largan Precision Co. Ltd.	155,328	0.1
320,000	Lite-On Technology Corp.	495,745	0.1
232,000	MediaTek, Inc.	2,935,353	0.8
85,000	Mega Financial Holdings Co., Ltd.	88,315	0.0
117,000	Nan Ya Plastics Corp.	268,158	0.1
122,000	Nanya Technology Corp.	307,902	0.1
54,000	Novatek Microelectronics Corp., Ltd.	380,763	0.1
303,000	Pou Chen Corp.	349,965	0.1
144,667	Poya International Co. Ltd.	2,073,183	0.6
15,000	President Chain Store Corp.	147,573	0.1
120,000	Quanta Computer, Inc.	243,641	0.1
22,000	Realtek Semiconductor Corp.	176,759	0.1
40,000	Shanghai Commercial & Savings Bank Ltd./The	65,569	0.0

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
120,000	SinoPac Financial Holdings Co., Ltd.	$50,894	0.0
84,000	Synnex Technology International Corp.	103,662	0.0
54,000	Taishin Financial Holdings Co., Ltd.	25,167	0.0
120,000	Taiwan Business Bank	48,739	0.0
257,117	Taiwan Cement Corp.	355,790	0.1
36,000	Taiwan Cooperative Financial Holding Co. Ltd.	24,679	0.0
59,000	Taiwan Fertilizer Co., Ltd.	92,979	0.0
93,000	Taiwan High Speed Rail Corp.	110,543	0.0
51,000	Taiwan Mobile Co., Ltd.	180,642	0.1
24,000	Taiwan Secom Co. Ltd.	70,548	0.0
730,000	Taiwan Semiconductor Manufacturing Co., Ltd.	7,529,374	2.1
14,066	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	758,720	0.2
195,000	Teco Electric and Machinery Co. Ltd.	173,315	0.1
17,000 (2)	TPK Holding Co. Ltd.	26,367	0.0
31,000	Transcend Information, Inc.	82,713	0.0
20,000	U-Ming Marine Transport Corp.	20,225	0.0
156,000	Unimicron Technology Corp.	194,059	0.1
186,000	Uni-President Enterprises Corp.	443,139	0.1
662,000	United Microelectronics Corp.	323,158	0.1
41,000	Vanguard International Semiconductor Corp.	101,013	0.0
144,000	Walsin Lihwa Corp.	70,042	0.0
58,000	Wan Hai Lines Ltd.	32,349	0.0
223,000	Wistron Corp.	198,738	0.1
253,000	Yuanta Financial Holding Co., Ltd.	163,838	0.1
3,000	Yulon Nissan Motor Co. Ltd.	26,764	0.0
		28,796,060	8.0

	Thailand: 2.0%
28,000	Advanced Info Service PCL	182,038	0.1
47,400	Airports of Thailand PCL	106,653	0.0
18,200	B Grimm Power PCL	36,031	0.0
90,900	Bangkok Dusit Medical Services PCL	72,283	0.0
203,400	Bangkok Expressway & Metro PCL	71,301	0.0
72,900	Banpu PCL (Foreign)	23,509	0.0
15,700	Berli Jucker PCL	20,511	0.0
147,800	BTS Group Holdings PCL	59,055	0.0
7,400	Bumrungrad Hospital PCL	31,640	0.0
47,600	Central Pattana PCL	92,222	0.0
149,300	Charoen Pokphand Foods PCL	142,831	0.1
393,300	CP ALL PCL	889,185	0.3
94,500	CP ALL PCL (Foreign)	213,649	0.1
18,600	Delta Electronics Thailand PCL	32,919	0.0
37,700	Electricity Generating PCL	366,888	0.1
23,000	Energy Absolute PCL	31,695	0.0
16,100	Global Power Synergy PCL	43,153	0.0
14,700	Gulf Energy Development PCL	90,304	0.0
198,100	Home Product Center PCL	92,394	0.0
16,400	Indorama Ventures PCL	14,629	0.0
174,200	Intouch Holdings PCL	309,604	0.1
316,400	IRPC PCL	28,890	0.0
71,400	Krung Thai Bank PCL	36,738	0.0
52,000	Krungthai Card PCL	56,719	0.0
589,300	Land & House Pub Co. Ltd.	174,702	0.1
33,100	Minor International PCL (Foreign)	32,507	0.0
24,800	Muangthai Capital PCL	51,309	0.0
34,100	PTT Exploration & Production PCL	134,946	0.0
64,800	PTT Global Chemical PCL (Foreign)	100,702	0.0
193,900	PTT PCL (Foreign)	267,546	0.1
76,300	Ratch Group PCL	166,123	0.1
27,600	Siam Cement PCL	315,255	0.1
5,400	Siam City Cement PCL	32,309	0.0
16,900	Siam Commercial Bank PCL	52,720	0.0
22,400	Siam Makro PCL	23,733	0.0
860,636	Srisawad Corp. PCL	2,050,725	0.6
1,000,000	Thai Beverage PCL	580,425	0.2
38,900	Thai Oil PCL	64,198	0.0
165,500	Thai Union Group PCL	80,971	0.0
354,700	True Corp. PCL	42,398	0.0
		7,215,410	2.0

	Turkey: 2.1%
454,945 (2)	Akbank Turk AS	627,833	0.2
9,569 (2)	Arcelik A/S	33,356	0.0
210,319	AvivaSA Emeklilik ve Hayat AS	493,752	0.1
43,623	BIM Birlesik Magazalar AS	355,061	0.1
4,717	Coca-Cola Icecek AS	36,510	0.0
7,499	Ford Otomotiv Sanayi AS	93,898	0.0
50,180	KOC Holding AS	163,318	0.0
1,598 (2)	Koza Altin Isletmeleri AS	21,387	0.0
737,930 (2),(3)	MLP Saglik Hizmetleri AS	2,145,465	0.6
591,810 (2)	Sok Marketler Ticaret AS	1,070,496	0.3
7,346	TAV Havalimanlari Holding AS	33,417	0.0
25,041	Tekfen Holding AS	80,445	0.0
365,323	Tofas Turk Otomobil Fabrikasi AS	1,611,094	0.5
10,702	Tupras Turkiye Petrol Rafine	201,059	0.1
123,697	Turkcell Iletisim Hizmet AS	291,011	0.1

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey: (continued)
44,154	Turkcell Iletisim Hizmet AS ADR	$257,418	0.1
14,815 (2)	Turkiye Garanti Bankasi A/S	29,400	0.0
87,481 (2)	Turkiye Vakiflar Bankasi Tao	96,455	0.0
141,764 (2)	Yapi ve Kredi Bankasi AS	70,275	0.0
		7,711,650	2.1

	United Arab Emirates: 0.4%
83,800	NMC Health PLC	1,425,121	0.4

	United Kingdom: 0.5%
64,372 (2)	Georgia Capital PLC	683,425	0.2
578,000 (2)	Helios Towers PLC	1,122,738	0.3
		1,806,163	0.5

	United States: 1.4%
94,700 (2)	Dazhong Transportation Group Co., Ltd. Class B	39,520	0.0
100,200 (2)	Laureate Education Inc.- Class A	2,088,168	0.6
53,061 (2)	Micron Technology, Inc.	2,817,009	0.8
25,300 (2)	Shanghai Friendship Group Class B	20,663	0.0
18,100 (2)	Shanghai Jinjiang International Hotels Co., Ltd. Class B	31,396	0.0
		4,996,756	1.4

	Total Common Stock
	(Cost $319,936,329)	351,239,995	97.2

PREFERRED STOCK: 1.7%
	Brazil: 1.2%
9,016 (2)	Alpargatas SA	75,179	0.0
8,104 (2)	Azul SA	112,271	0.0
10,045	Banco Bradesco SA	76,934	0.0
6,310	Banco do Estado do Rio Grande do Sul	29,689	0.0
2,432	Centrais Eletricas Brasileiras SA	23,215	0.0
12,008	Cia Brasileira de Distribuicao	239,453	0.1
38,502	Cia de Transmissao de Energia Eletrica Paulista	200,215	0.1
16,030	Cia Energetica de Minas Gerais	55,996	0.0
16,817	Cia Energetica de Sao Paulo	124,912	0.0
10,369	Cia Paranaense de Energia	177,643	0.1
9,582	Gerdau SA	45,129	0.0
267,223	Investimentos Itau SA	798,062	0.2
221,200	Itau Unibanco Holding S.A.	1,686,401	0.5
21,252	Lojas Americanas SA	136,565	0.0
5,467	Petroleo Brasileiro SA	36,331	0.0
45,764	Telefonica Brasil SA	637,422	0.2
		4,455,417	1.2

	Chile: 0.0%
6,381	Embotelladora Andina SA	16,663	0.0

	Colombia: 0.0%
5,676	Bancolombia SA	74,187	0.0
123,922	Grupo Aval Acciones y Valores	52,540	0.0
		126,727	0.0

	Russia: 0.4%
270 (2)	AK Transneft OAO	696,563	0.2
3,328	Bashneft PJSC	91,557	0.0
465,344	Surgutneftegas	262,776	0.1
9,642	Tatneft	108,015	0.0
90	Transneft PJSC	232,188	0.1
		1,391,099	0.4

	South Korea: 0.1%
2,027	Hanwha Corp.	21,672	0.0
397	Hyundai Motor Co.- Series 2	26,640	0.0
5,380	Samsung Electronics Co., Ltd.	210,308	0.1
		258,620	0.1

	Total Preferred Stock
	(Cost $6,348,471)	6,248,526	1.7

WARRANTS: –%
	Thailand: –%
16,770 (2)	BTS Group Holdings PCL	–	–

	Total Warrants
	(Cost $–)	–	–

	Total Long-Term Investments
	(Cost $326,284,800)	357,488,521	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Repurchase Agreements: 0.5%
1,000,000 (6)	Citigroup, Inc., Repurchase Agreement dated 01/31/20, 1.59%, due 02/03/20 (Repurchase Amount $1,000,131, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.560%-9.000%, Market Value plus accrued interest $1,020,000, due 02/15/20-02/01/50)	1,000,000	0.3

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
720,374 (6)	Nomura Securities, Repurchase Agreement dated 01/31/20, 1.59%, due 02/03/20 (Repurchase Amount $720,468, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $734,781, due 11/17/20-04/20/67)	$720,374	0.2

	Total Repurchase Agreements
	(Cost $1,720,374)	1,720,374	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,269,286 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.490%	3,269,286	0.9
697,000 (7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450%	697,000	0.2
	Total Mutual Funds
	(Cost $3,966,286)	3,966,286	1.1

	Total Short-Term Investments
	(Cost $5,686,660)	5,686,660	1.6

	Total Investments in Securities (Cost $331,971,460)	$363,175,181	100.5
	Liabilities in Excess of Other Assets	(1,857,260)	(0.5)
	Net Assets	$361,317,921	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of January 31, 2020, the Fund held restricted securities with a fair value of $2,328 or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of January 31, 2020.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	19.1%
Financials	17.9
Information Technology	13.4
Communication Services	13.1
Energy	8.5
Consumer Staples	8.1
Industrials	6.6
Health Care	3.8
Materials	3.2
Real Estate	2.8
Utilities	2.4
Short-Term Investments	1.6
Liabilities in Excess of Other Assets	(0.5)
Net Assets	100.0%

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock
Argentina	$803,015	$–	$–	$803,015
Bahrain	171,616	–	–	171,616
Brazil	32,650,577	–	–	32,650,577
Chile	2,055,840	–	–	2,055,840
China	36,268,953	66,459,227	–	102,728,180
Colombia	599,305	–	–	599,305
Czech Republic	41,300	–	–	41,300
Egypt	4,419,357	–	–	4,419,357
Georgia	1,561,809	–	–	1,561,809
Germany	–	2,239,065	–	2,239,065
Greece	136,562	468,575	–	605,137
Hong Kong	21,243	–	–	21,243
Hungary	708,546	1,606,441	–	2,314,987
India	9,600,548	24,704,424	2,328	34,307,300
Indonesia	–	6,330,781	–	6,330,781
Kenya	1,358,562	–	–	1,358,562
Kuwait	1,480,903	541,542	–	2,022,445
Macau	–	1,441,117	–	1,441,117
Malaysia	340,301	3,745,469	–	4,085,770
Mexico	15,312,790	–	–	15,312,790
Netherlands	–	3,497,917	–	3,497,917
Pakistan	73,576	37,700	–	111,276
Peru	1,389,785	–	–	1,389,785
Philippines	2,366,869	5,704,905	–	8,071,774
Poland	521,151	–	–	521,151
Qatar	1,051,563	563,765	–	1,615,328
Romania	–	40,961	–	40,961
Russia	13,355,975	5,799,354	–	19,155,329
Saudi Arabia	1,226,404	1,465,280	–	2,691,684
Singapore	–	160,213	–	160,213
South Africa	2,958,609	6,418,210	–	9,376,819
South Korea	4,298,481	30,358,777	–	34,657,258
Spain	–	2,078,060	–	2,078,060
Switzerland	–	851,084	–	851,084
Taiwan	1,009,910	27,786,150	–	28,796,060
Thailand	–	7,215,410	–	7,215,410
Turkey	751,170	6,960,480	–	7,711,650
United Arab Emirates	–	1,425,121	–	1,425,121
United Kingdom	1,806,163	–	–	1,806,163
United States	4,905,177	91,579	–	4,996,756
Total Common Stock	143,246,060	207,991,607	2,328	351,239,995
Preferred Stock	4,922,552	1,325,974	–	6,248,526
Warrants	–	–	–	–
Short-Term Investments	3,966,286	1,720,374	–	5,686,660
Total Investments, at fair value	$152,134,898	$211,037,955	$2,328	$363,175,181
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,079	–	3,079
Total Assets	$152,134,898	$211,041,034	$2,328	$363,178,260
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,426)	$–	$(1,426)
Futures	(72,420)	–	–	(72,420)
Total Liabilities	$(72,420)	$(1,426)	$–	$(73,846)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Multi-Manager Emerging Markets Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, Voya Multi-Manager Emerging Markets Equity Fund held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
ABB Power Products & Systems	12/20/2019	$2,336	$2,328
		$2,336	$2,328

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,143	MXN	546,772	The Bank of New York Mellon	02/04/20	$207
USD	16,292	ZAR	240,462	The Bank of New York Mellon	02/04/20	270
USD	161,423	ZAR	2,383,656	The Bank of New York Mellon	02/04/20	2,602
USD	120,003	ZAR	1,800,000	The Bank of New York Mellon	02/05/20	(1,025)
USD	71,364	MXN	1,350,000	The Bank of New York Mellon	02/05/20	(401)
						$1,653

At January 31, 2020, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Mini MSCI Emerging Markets Index	18	03/20/20	$945,090	$(72,420)
			$945,090	$(72,420)

Currency Abbreviations

MXN	-	Mexican Peso
USD	-	United States Dollar
ZAR	-	South African Rand

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $335,975,474.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$52,082,676
Gross Unrealized Depreciation	(24,866,179)

Net Unrealized Appreciation	$27,216,497